Business Combination - Additional Information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	May 06, 2021
Business Combination
Gain from bargain purchase			¥ 6,487
Other intangible assets	¥ 391,038	¥ 97,615
Revenues	5,409,825	3,341,617	3,908,264
Net loss	(990,731)	(539,170)	17,335
Amount of intangibles acquired	¥ 473,438	102,875
Minimum
Business Combination
Useful life	7 years
Maximum
Business Combination
Useful life	10 years
Trademark
Business Combination
Amount of intangibles acquired	¥ 160,000
Trademark | Maximum
Business Combination
Useful life	10 years
Reacquired franchise rights
Business Combination
Amount of intangibles acquired	¥ 19,343	17,973
Reacquired franchise rights | Minimum
Business Combination
Useful life	1 year
Reacquired franchise rights | Maximum
Business Combination
Useful life	5 years
Customer relationships | Minimum
Business Combination
Useful life	3 years
Customer relationships | Maximum
Business Combination
Useful life	7 years
ZACC
Business Combination
Other intangible assets	¥ 240,000			¥ 240,000
Revenues	169,320
Net loss	174
ZACC | Trademark
Business Combination
Other intangible assets	90,000
ZACC | Customer relationships
Business Combination
Other intangible assets	150,000
SAWAN CO. LTD. ("SAWAN")
Business Combination
Other intangible assets					¥ 100,000
Revenues	307,141
Net loss	(28,988)
SAWAN CO. LTD. ("SAWAN") | Trademark
Business Combination
Other intangible assets					70,000
SAWAN CO. LTD. ("SAWAN") | Customer relationships
Business Combination
Other intangible assets					¥ 30,000
Relaxation Salons
Business Combination
Gain from bargain purchase	0	0	6,487
Other intangible assets	15,000	12,690	6,519
Revenues	208,660	375,148	799,788
Net loss	¥ (13,788)	(26,595)	107,145
Relaxation Salons | Minimum
Business Combination
Royalty rate of fair value measurements for unobservable inputs (as a percent)	1.20%
Discount rate of fair value measurements for unobservable inputs (as a percent)	11.30%
Relaxation Salons | Maximum
Business Combination
Royalty rate of fair value measurements for unobservable inputs (as a percent)	6.00%
Discount rate of fair value measurements for unobservable inputs (as a percent)	25.00%
Relaxation Salons | Reacquired franchise rights
Business Combination
Amount of franchise rights reacquired	¥ 15,000	¥ 12,690	¥ 6,519
Relaxation Salons | Reacquired franchise rights | Minimum
Business Combination
Useful life of reacquired franchise rights	1 year
Relaxation Salons | Reacquired franchise rights | Maximum
Business Combination
Useful life of reacquired franchise rights	3 years